Greenleaf Income Growth Fund
Investment Objective
The Greenleaf Income Growth Fund’s (the “Fund”) primary objective is to seek increasing dividend income over time and its secondary objective is capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Greenleaf Income Growth Fund
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of amount redeemed)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Greenleaf Income Growth Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	1.66%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Greenleaf Income Growth Fund | USD ($)	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year end, the Fund’s portfolio turnover rate was 21.48% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances the Fund invests at least 80% of its net assets in equity securities, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may use covered call writing and put selling in an attempt to enhance returns. The Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). The Fund may invest in other investment companies, including exchange-traded funds and closed-end funds. The Fund may invest without regard to market capitalization.

The Fund invests in the types of securities described above where the investment adviser believes the issuers of those securities have strong prospects of increasing dividends and other cash distributions well into the future. In constructing the Fund’s portfolio, the Fund’s investment adviser will consider investments in companies that have a consistent record of increasing dividend distributions in prior years. The Fund invests in securities across a range of market sectors in order to help protect the Fund from unexpected weak performance in any individual stock, industry or sector of the market.

In selecting securities for the Fund care is taken to choose companies that generally have a long-term record of positive and growing earnings, positive cash flow and moderate dividend payout ratios. In addition the Fund’s investment adviser examines economic and political factors for the purpose of identifying long-term trends that have the potential to create investment opportunities to provide cash flow increases in sectors of the market and industry groups in an attempt to identify companies in a position to capitalize on those trends.

The investment adviser may sell part of or the entire holding when the dividend yield of a security has declined below what it believes to be an acceptable level. The investment adviser may sell a security when the value of the stock has appreciated and the absolute dividend has remained the same. The investment adviser may also sell a holding if the company reduces or eliminates the dividend it pays. Additionally, investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation, or for other reasons.

The Principal Risks of Investing in the Fund

Risks in General. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Growth Stocks. The Fund is subject to growth investing risk which is the risk that due to their relatively high valuations which are generally a function of expected earnings growth, growth stocks will be more volatile than value stocks and such earnings growth may not occur or be sustained.

Real Estate Investment Trusts. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests

Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. To be taxed as a regulated investment company, the Fund may not hold more than 25% of its assets in MLP securities – failure to adhere to that 25% limitation could result in significantly negative tax consequences to the Fund, including losing its status as a “regulated investment company” for purposes of the federal tax laws. Generally speaking, a portion of the distributions received from an MLP are treated for federal income tax purposes as a return of capital. When the Fund in turn distributes amounts to a shareholder, a portion of such distributions will be treated as a return of capital. That means that shareholders generally will not be subject to tax on such portion, but that will reduce your basis in the Fund shares proportionately.

Options Risk. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

Foreign Risk. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Risks of Investing in other Investment Companies and ETFs. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying mutual fund or index on which the ETF is based. In addition, since ETFs are traded on stock market exchanges similar to the securities of public operating companies, shares of ETFs are subject to the risks associated with secondary market trading that do not apply to traditional mutual funds. Furthermore, in addition to the brokerage costs associated with the Fund's purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund's shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses.

Risks of Investing in Closed-End Funds. The Fund may invest in closed-end funds. The shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund's portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term returns on such securities (and, indirectly, the long-term returns of the Fund) will be diminished.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Small and Medium Capitalization Companies. The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may have limited product lines and markets and may experience higher failure rates than do larger companies. Although investing in smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Limited History of Operations. The Fund was recently formed in November 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risks. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results.

New Adviser Risk. The Adviser to the Fund has not previously managed a mutual fund. This lack of experience raises the risk associated with an investment in the Fund. Additionally, one of the Fund’s portfolio managers has not previously managed a mutual fund which raises the risk associated with an investment in the Fund.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.greenleafincomegrowthfund.com or by calling 1-888-511-4340. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (December 31, 2015) +2.96% Worst Quarter (September 30, 2015) -8.75%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/15
Average Annual Total Returns - Greenleaf Income Growth Fund	1 Year	Since Inception	Inception Date
Greenleaf Income Growth Fund	(9.12%)	(12.12%)	Nov. 03, 2014
Greenleaf Income Growth Fund | After Taxes on Distributions	(10.32%)	(13.94%)	Nov. 03, 2014
Greenleaf Income Growth Fund | After Taxes on Distributions and Sales	(5.13%)	(9.69%)	Nov. 03, 2014
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	1.38%	3.31%	Nov. 03, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.